Stock Based Compensation (Details) - Schedule of the Breakdown of Stock Based Compensation by Categories - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Schedule Of The Breakdown Of Stock Based Compensation By Categories Abstract
Research and development	$ 453,968	$ 38,912	$ 12,971	$ 95,835	$ 155,646
General and administrative	$ 740,685	$ 63,487	21,162		253,949
Total stock based compensation			$ 34,133	$ 95,835	$ 409,595